Restatement of Previously Issued Financial Statements (Tables)	12 Months Ended
Dec. 31, 2020
Star Peak Energy Transition Corp [Member]
Schedule of impact of the restatement on financial statements

	As of December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$385,286,084	$—	$385,286,084
Liabilities and stockholders’ equity
Total current liabilities	$2,809,435	$—	$2,809,435
Deferred legal fees	203,910	—	203,910
Deferred underwriting commissions	13,425,476	—	13,425,476
Stock warrant liabilities	—	121,091,978	121,091,978
Total liabilities	16,438,821	121,091,978	137,530,799
Class A common stock, $0.0001 par value; shares subject to possible redemption	363,847,260	(121,091,980)	242,755,280
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	197	1,211	1,408
Class B common stock - $0.0001 par value	959	—	959
Additional paid-in-capital	8,380,865	109,268,621	117,649,486
Accumulated deficit	(3,382,018)	(109,269,830)	(112,651,848)
Total stockholders’ equity	5,000,003	2	5,000,005
Total liabilities and stockholders’ equity	$385,286,084	$—	$385,286,084

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Operations
Loss from operations	$(3,500,175)	$—	$(3,500,175)
Other (expense) income:
Change in fair value of warrant liabilities	—	(109,269,830)	(109,269,830)
Net gain from investments held in Trust Account	136,707	—	136,707
Total other (expense) income	136,707	(109,269,830)	(109,133,123)
Net loss	$(3,363,468)	$(109,269,830)	$(112,633,298)

Weighted average Class A common stock outstanding, basic and diluted	38,208,123	—	38,208,123
Basic and diluted net loss per Class A common stock	$—	$—	$—
Weighted average Class B common stock outstanding, basic and diluted	9,589,626	—	9,589,626
Basic and diluted net loss per Class B common stock	$(0.35)	$—	$(11.75)

	For the Year Ended December 31, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Statement of Cash Flows
Net loss	$(3,363,468)	$(109,269,830)	$(112,633,298)
Adjustments to reconcile net loss to net cash used in operating activities	—	109,269,830	109,269,830
Net cash used in operating activities	(1,838,477)	—	(1,838,477)
Net cash used in investing activities	(383,585,040)	—	(383,585,040)
Net cash provided by financing activities	386,360,290	—	386,360,290
Net change in cash	$936,773	$—	$936,773

	As of September 30, 2020
	As Previously	Restatement
	Reported	Adjustment	As Restated
Balance Sheet
Total assets	$386,179,543	$—	$386,179,543
Liabilities and stockholders’ equity
Total current liabilities	$716,028	$—	$716,028
Deferred legal fees	203,910	—	203,910
Deferred underwriting commissions	13,425,476	—	13,425,476
Stock warrant liabilities	—	11,822,148	11,822,148
Total liabilities	14,345,414	11,822,148	26,167,562
Class A common stock, $0.0001 par value; shares subject to possible redemption Stockholders’ equity	366,834,120	(11,822,140)	355,011,980
Preferred stock- $0.0001 par value	—	—	—
Class A common stock - $0.0001 par value	168	118	286
Class B common stock - $0.0001 par value	959	—	959
Additional paid-in-capital	5,394,034	(126)	5,393,908
Accumulated deficit	(395,152)	—	(395,152)
Total stockholders’ equity	5,000,009	(8)	5,000,001
Total liabilities and stockholders’ equity	$386,179,543	$—	$386,179,543